Putnam Investments One Post Office Square Boston, MA 02109 January 3, 2008

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE: Putnam International Capital Opportunities Fund and Putnam New Value Fund, each a series of Putnam
Investment Funds Trust (Reg. Nos. (33-56339) (811-07237)
Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.84 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 26, 2007.

Comments or questions concerning this certificate may be directed to Karen Kay at 1-800-225-2465, ext. 1105

Very truly yours,

Putnam International Capital Opportunities Fund and
Putnam New Value Fund, each a series of Putnam
Investment Funds

/s/ Charles E. Porter
By:
_______________________________________
Charles E. Porter
Executive Vice President, Associate Treasurer and
Principal Executive Officer

cc: Ropes & Gray LLP